MEMBERS' EQUITY STRUCTURE (Summary of PBF LLC Units) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Series A Units [Member]
Common Unit [Roll Forward]
Beginning balance (in shares)	3,767,464	3,920,902
Ending balance (in shares)		3,767,464	3,920,902
Series B Units [Member]
Common Unit [Roll Forward]
Beginning balance (in shares)	1,000,000	1,000,000
Ending balance (in shares)		1,000,000	1,000,000
Series C Units [Member]
Common Unit [Roll Forward]
Beginning balance (in shares)	110,586,762	109,204,047
Ending balance (in shares)		110,586,762	109,204,047
PBF LLC [Member] | Series A Units [Member]
Common Unit [Roll Forward]
Beginning balance (in shares)	3,920,902	4,985,358	9,170,696	57,201,674
Exercise of warrants and options	64,373	25,550	149,974	26,533
Exchange of Series A Units for Class A common stock of PBF Energy Inc.			(529,178)	(56,694)
Exchange of Series A Units for Class A common stock of PBF Energy Inc.	(196,580)	(1,090,006)
Surrender of units for tax withholding			(1,481)	(817)
Redemption of C Units in connection with stock repurchase	(21,231)
Ending balance (in shares)	3,767,464	3,920,902	4,985,358	9,170,696
PBF LLC [Member] | Series B Units [Member]
Common Unit [Roll Forward]
Beginning balance (in shares)	1,000,000	1,000,000	1,000,000	1,000,000
Ending balance (in shares)	1,000,000	1,000,000	1,000,000	1,000,000
PBF LLC [Member] | Series C Units [Member]
Common Unit [Roll Forward]
Beginning balance (in shares)	109,204,047	97,781,933	81,981,119	39,665,473
Public offering (in shares)		10,000,000	11,500,000
Exercise of warrants and options	462,500	11,650	12,766
Issuances of restricted stock	702,404	320,458	247,720	30,348
Exchange of Series A Units for Class A common stock of PBF Energy Inc.			529,178	56,694
Exchange of Series A Units for Class A common stock of PBF Energy Inc.	196,580	1,090,006
Surrender of units for tax withholding			(8,732)	(5,450)
Redemption of C Units in connection with stock repurchase	21,231		(284,771)	(5,765,946)
Ending balance (in shares)	110,586,762	109,204,047	97,781,933	81,981,119
Secondary Public Offering [Member] | PBF LLC [Member] | Series A Units [Member]
Common Unit [Roll Forward]
Public offering (in shares)			(3,804,653)	(48,000,000)
Secondary Public Offering [Member] | PBF LLC [Member] | Series C Units [Member]
Common Unit [Roll Forward]
Public offering (in shares)			3,804,653	48,000,000